ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

 12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2023	2024
	RMB	RMB
Accrued payroll and social insurance	53,679	42,547
Taxes payable	29,666	32,383
Deposits of BNY MELLON	33,078	19,016
Deposits	406	218
Staff reimbursements	5,727	4,915
Other payables	1,984	1,930
Accrued expenses and other current liabilities	124,540	101,009